UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended 12/31/04

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 5, 2005.

Institutional Manager Filing this Report:

Name:   Abrams Bison Investments, L.L.C.

Address: 7315 Wisconsin Ave., Suite 700E
         Bethesda, MD 20814


13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams            Bethesda, Maryland                 8/11/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total: $210,418 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P.,

FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE      SHARED  NONE
--------------                 --------       -----       --------    -------   --- ----   ----------  ----   ----      ------  ----
Autozone Inc                    COM           053332102    31,073       340,300 SH         Defined      1        340,300
Aviall Inc New                  COM           05366B102    28,860     1,256,400 SH         Defined      1      1,256,400
BankNorth Group Inc New         COM           06646R107     3,536        96,600 SH         Defined      1         96,600
Blockbuster Inc                CL A           093679108     3,015       316,000 SH         Defined      1        316,000
Blockbuster Inc                CL B           093679207     7,638       867,000 SH         Defined      1        867,000
Gencorp Inc                     COM           368682100     4,828       260,000 SH         Defined      1        260,000
Hasbro Inc                      COM           418056107    41,677     2,150,500 SH         Defined      1      2,150,500
Heidrick & Struggles Intl Inc   COM           422819102    24,079       702,627 SH         Defined      1        702,627
MI Devs Inc                    CL A SUB VTG   55304X104     1,614        53,500 SH         Defined      1         53,500
Merck & Co Inc                  COM           589331107     4,821       150,000 SH         Defined      1        150,000
Pfizer Inc                      COM           717081103     8,067       300,000 SH         Defined      1        300,000
RenaissanceRe Holdings Ltd      COM           G7496G103    36,440       699,700 SH         Defined      1        699,700
United Defense Inds Inc         COM           91018B104    14,770       312,600 SH         Defined      1        312,600



02802.0001 #592704